Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets Pledged as Collateral

	As of December 31,
	2017	2018	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Bank deposit and Time deposit)	$818,195	$961,198	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	246,008	237,358	Science Park Administration	Collateral for land lease
Refundable Deposits (Time deposit)	20,991	19,579	Science Park Administration	Collateral for dormitory lease
Refundable Deposits (Time deposit)	800	—	Science Park Administration	Industry-university cooperative research project performance guarantees
Refundable Deposits (Time deposit)	37,084	37,084	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	—	1,000,000	Bank of China	Bank performance guarantee
Buildings	6,083,976	5,823,938	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	32,428,768	25,762,086	Taiwan Cooperative Bank, Mega International Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Other noncurrent assets	323,001	309,108	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$39,958,823	$34,150,351